Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss and Net Loss Per Share

The following table summarizes the computation of basic and diluted net loss and net loss per share of the Company:

	Year Ended December 31,
	2013	2014
Net loss—basic and diluted	$(5,226,445)	$(24,454,761)

Weighted-average number of common shares—basic and diluted	2,381,041	2,381,041

Net loss per share—basic and diluted	$(2.20)	$(10.27)

Schedule of Anti-dilutive Securities Excluded from Calculation of Weighted Average Common Shares Outstanding

The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive:

	Nine Months Ended September 30,
	2014	2015
Redeemable convertible preferred stock:
Series A	1,293,895	–
Series B	829,333	–
Series C	2,474,322	–
Series D	967,390	–
Series D-1	–	–

Total redeemable convertible preferred stock	5,564,940	–
Warrants to purchase common stock	596,104	2,636,180
Deerfield warrant to purchase Series D Preferred Stock	1,923,077	–
Warrants to purchase Series D Preferred Stock	1,823,827	–
Awards under equity incentive plans	395,200	1,390,438
Deerfield Convertible Notes	1,764,518	1,943,458

Total	12,067,666	5,970,076

The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive:

	Year Ended December 31,
	2013	2014
Redeemable convertible preferred stock:
Series A	1,293,838	1,293,838
Series B	829,234	829,234
Series C	2,474,121	2,474,121
Series D	–	967,359
Warrants to purchase common stock	595,920	595,920
Warrants to purchase Series D Preferred	143,893	2,066,970
Awards under Incentive Stock Plan	296,255	395,185
2013 Convertible Notes	683,417	–
Deerfield Convertible Notes	–	1,808,353

Calculation of Pro Forma Per Share

The calculation of pro forma net loss per share is as follows:

	December 31, 2014
Numerator:
Historical net loss	$(24,454,761)	(a)

Pro forma numerator for basic and diluted loss per share	$(24,454,761)

Denominator:
Historical denominator for basic and diluted net loss per share—weighted average shares	2,381,041(	b)
Plus: conversion of redeemable convertible preferred stock to common stock	5,162,081(	c)
Plus: conversion of 2013 Convertible Notes	280,230(	d)

Pro forma denominator for basic and diluted net loss per share	7,823,352

Pro forma basic and diluted loss per share	$(3.13)

(a)	Represents actual net loss.
(b)	Represents actual weighted average common shares outstanding—basic.
(c)	Represents the number of shares of common stock that would have been outstanding had all outstanding shares of the Preferred Stock converted into shares of common stock as of January 1, 2014 or the issuance dates of the Preferred Stock, if later, computed on a weighted average basis.
(d)	Represents the number of shares of common stock that would have been outstanding had the principal amount and accrued interest of the 2013 Convertible Notes converted into shares of common stock at the beginning of the period or at the time the interest is accrued, computed on a weighted average basis.